HW Opportunities MP Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 88.6%		Shares	Value
Banks - 1.3%
Citigroup, Inc.		8,400	$952,644

Beverages - 1.2%
Heineken NV - ADR		22,800	877,344

Broadline Retail - 0.1%
Articore Group Ltd. (a)		339,600	72,635

Capital Markets - 1.1%
Bank of New York Mellon Corp.		2,500	296,575
State Street Corp.		4,200	531,552
			828,127

Chemicals - 23.1%
Ecovyst, Inc. (a)		91,100	1,171,546
Fuso Chemical Co. Ltd.		425,700	7,596,665
Olin Corp.		240,600	7,153,038
PPG Industries, Inc.		14,000	1,496,320
			17,417,569

Communications Equipment - 0.2%
F5, Inc. (a)		600	173,598

Construction & Engineering - 1.0%
Fluor Corp. (a)		16,100	751,065

Consumer Finance - 2.3%
SLM Corp.		79,708	1,706,548

Ground Transportation - 4.2%
U-Haul Holding Co.		71,150	3,178,271

Health Care Equipment & Supplies - 2.0%
GE HealthCare Technologies, Inc.		21,400	1,523,252

Hotels, Restaurants & Leisure - 1.8%
Marriott Vacations Worldwide Corp.		20,500	1,334,960

Household Products - 3.1%
Henkel AG & Co. KGaA		32,600	2,341,682

Industrial Conglomerates - 1.5%
Siemens AG - ADR		9,300	1,133,484

Insurance - 2.5%
American International Group, Inc.		18,400	1,384,600
Global Indemnity Group LLC - Class A		18,154	494,333
			1,878,933

Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A		1,380	396,833

Machinery - 0.5%
Stanley Black & Decker, Inc.		5,100	362,406

Media - 16.6%
Comcast Corp. - Class A		7,700	221,067
Havas NV		264,360	4,629,930
Stagwell, Inc. (a)		1,108,860	6,974,729
WPP PLC - ADR		46,740	726,807
			12,552,533

Oil, Gas & Consumable Fuels - 10.9%
APA Corp.		38,600	1,638,184
California Resources Corp.		40,600	2,810,332
Murphy Oil Corp.		18,000	742,500
Ovintiv, Inc.		40,000	2,374,400
Shell PLC - ADR		7,200	669,600
			8,235,016

Passenger Airlines - 5.7%
Qantas Airways Ltd.		733,270	4,307,414

Software - 9.0%
Microsoft Corp.		2,860	1,058,686
SAP SE - ADR		5,500	941,655
Workday, Inc. - Class A (a)		23,190	3,012,845
Workiva, Inc. (a)		29,500	1,759,085
			6,772,271
TOTAL COMMON STOCKS (Cost $56,440,402)			66,796,585

EXCHANGE TRADED FUNDS - 2.5%		Shares	Value
Investment Companies - 2.5%
Vanguard Long-Term Treasury ETF		34,200	1,893,141
TOTAL EXCHANGE TRADED FUNDS (Cost $1,887,696)			1,893,141

PURCHASED OPTIONS - 1.6% (a)	Notional Amount	Contracts	Value
Put Options - 1.6% (b)(c)
Digital Realty Trust, Inc., Expiration: 01/15/2027; Exercise Price: $170.00	1,802,100	100	151,500
United Parcel Service, Inc.
Expiration: 01/15/2027; Exercise Price: $90.00	10,526,660	1,070	966,210
Expiration: 01/21/2028; Exercise Price: $80.00	1,278,940	130	126,750
TOTAL PURCHASED OPTIONS (Cost $1,695,172)			1,244,460

PREFERRED STOCKS - 0.3%		Shares	Value
Financial Services - 0.3%
Federal Home Loan Mortgage Corp., Series Z, 8.38%, Perpetual (a)(d)		18,200	205,660
TOTAL PREFERRED STOCKS (Cost $41,761)			205,660

REAL ESTATE INVESTMENT TRUSTS - 0.3%		Shares	Value
Real Estate Management & Development - 0.3%
Seritage Growth Properties - Class A (a)		69,700	195,857
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $311,614)			195,857

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58% (e)		4,732,432	4,732,432
TOTAL MONEY MARKET FUNDS (Cost $4,732,432)			4,732,432

TOTAL INVESTMENTS - 99.6% (Cost $65,109,077)			75,068,135
Other Assets in Excess of Liabilities - 0.4%			280,162
TOTAL NET ASSETS - 100.0%			$75,348,297

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

 Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

HW Opportunities MP Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$47,920,894	$18,875,691	$–	$66,796,585
Exchange Traded Funds	1,893,141	–	–	1,893,141
Purchased Options	966,210	278,250	–	1,244,460
Preferred Stocks	205,660	–	–	205,660
Real Estate Investment Trusts	195,857	–	–	195,857
Money Market Funds	4,732,432	–	–	4,732,432
Total Investments	$55,914,194	$19,153,941	$–	$75,068,135

Refer to the Schedule of Investments for further disaggregation of investment categories.